Cover	Nov. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2026
Entity File Number	001-33307
Entity Registrant Name	RadNet, Inc.
Entity Central Index Key	0000790526
Entity Tax Identification Number	13-3326724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1510 Cotner Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	478-7808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	RDNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false